Segment Information - Schedule of Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Geographic Area [Line Items]
Revenues	$ 3,413,062	$ 3,289,862	$ 2,100,819
Assets	10,286,466	5,604,664
Canada [Member]
Schedule of Revenues by Geographic Area [Line Items]
Revenues	2,412,835	2,061,215
Assets	7,961,265	5,604,664
New Zealand [Member]
Schedule of Revenues by Geographic Area [Line Items]
Revenues	1,000,227	1,228,647
Hong Kong [Member]
Schedule of Revenues by Geographic Area [Line Items]
Assets	$ 2,325,201